Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Contingency [Line Items]
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net operating loss carryforwards					$ 17,700,000	$ 2,700,000
Valuation allowance offset to deferred tax assets					8,661,250	4,780,730
Change in valuation allowance					$ 3,880,520	$ 4,043,741	$ 4,000,000
U.S. Federal
Income Tax Contingency [Line Items]
Tax returns remain open to examination					2019 2020
State
Income Tax Contingency [Line Items]
Tax returns remain open to examination					2019 2020